Morgan, Lewis & Bockius LLP 2020 K Street, NW Washington, District of Columbia 20006-1806 Tel. 202.373.6000 Fax: 202.373.6001 www.morganlewis.com

VIA EDGAR

July 29, 2015

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	RidgeWorth Funds (File Nos. 033-45671 and 811-06557)

Ladies and Gentlemen:

On behalf of RidgeWorth Funds (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933 and to the Investment Company Act of 1940, Post-Effective Amendment No. 99 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 99”). The purpose of PEA No. 99 is to (i) respond to SEC staff comments on the Trust’s Post-Effective Amendment No. 98, which was filed via EDGAR Accession No. 0001193125-15-206350 on May 29, 2015; (ii) incorporate updated financial information for the fiscal year ended March 31, 2015; and (iii) make other non-material changes to the Trust’s Prospectuses and Statement of Additional Information.

I hereby certify that PEA No. 99 does not contain disclosures that would render it ineligible to become effective under Rule 485(b).

Sincerely,

/s/ W. John McGuire

W. John McGuire

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